SUPPLEMENT NO. 3
dated December 15, 2005
to the Statement of Additional Information (SAI) dated October 15, 2004 for the TIAA-CREF Lifecycle Funds

On November 14, 2005, Elizabeth A. Monrad resigned as Executive Vice President and Chief Financial Officer of the TIAA-CREF Institutional Mutual Funds (which includes the TIAA-CREF Lifecycle Funds) and all other TIAA-CREF related companies. Ms. Monrad was on an unpaid leave of absence since May 10, 2005. Russell Noles continues to serve as Vice President and Acting Chief Financial Officer of the TIAA-CREF Institutional Mutual Funds.

On October 26, 2005, Carol Baldwin Moody resigned her position as Chief Compliance Officer for the TIAA-CREF Institutional Mutual Funds and all other TIAA-CREF related companies. Eric C. Oppenheim has been appointed Vice President and Acting Chief Compliance Officer for the TIAA-CREF Institutional Mutual Funds and will be assuming the responsibilities of Chief Compliance Officer while the company searches for a permanent replacement for Ms. Moody.

The SAI for the TIAA-CREF Lifecycle Funds is supplemented by:

1.	Changing the text of the footnote appended to the description of position(s) held by Russell Noles, under “Officers” in the “Management” section, in Supplement No. 2 to the SAI dated May 27, 2005, to read as follows:

*	Elizabeth A. Monrad resigned as Executive Vice President and Chief Financial Officer of the TIAA-CREF Institutional Mutual Funds on November 14, 2005. Russell Noles continues to serve as Vice President and Acting Chief Financial Officer of TIAA-CREF Institutional Mutual Funds.

2.	Inserting the following under “Officers” in the “Management” section of the SAI to read as follows:

Term of Office
Name,	Position(s) held	and Length of
Address and Age	With Fund	Time Served	Principal Occupation (s) during past 5 Years

Eric Oppenheim	Vice President and	Indefinite term.	Vice President and Acting Chief Compliance
TIAA-CREF	Acting Chief	Vice President	Officer of the TIAA-CREF Funds, Investment
730 Third Avenue	Compliance	and Acting	Management, Tuition Financing, Advisors,
New York, NY	Officer**	Chief	and Services, since 2005. Formerly, Vice
10017-3206		Compliance	President, Compliance Officer of TIAA,
Age: 57		Officer since	2004-2005; First Vice President, Manager of
		2005.	Compliance and Centralized Trust Functions,
Private Banking Division, 2001-2004, Manager
of Compliance and Regulatory Affairs,
Investment Banking Division, 1993-2001,
Comerica Incorporated.

**	On October 26, 2005 Eric Oppenheim was appointed acting Chief Compliance Officer while the company searches for a permanent replacement for Carol Baldwin Moody who resigned the position.

A11091 12/05